ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period			$ (8,058)	[1]	$ (11,921)	[1]
Accumulated other comprehensive income (loss), tax effect at beginning of period			0	[1]
Accumulated other comprehensive income (loss) at beginning period	(9,245)	[1]	(8,058)	[1]
Terminated cash flow hedge			0	[1]
Other comprehensive income (loss) before reclassifications	3,570	[1]	(2,901)	[1]	3,790	[1]
Amounts reclassified from AOCL	39	[1]	1,714	[1]	73	[1]
Net current period other comprehensive income (loss)	3,609	[1]	(1,187)	[1]	3,863	[1]
Accumulated other comprehensive income (loss) before tax at end of period					(8,058)	[1]
Accumulated other comprehensive income (loss) at end of period	(5,636)	[1]	(9,245)	[1]	(8,058)	[1]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net impairment loss recognized in earnings	9		26		339
Interest expense	(7,299)		(9,162)		(13,143)
Total reclassifications before tax	25,216		22,658		26,198
Tax expense (benefit)	7,195		(54,851)		0
Total reclassifications for the period, net of tax	18,021		77,509		26,198
Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax	(39)		(1,714)		(73)
Unrealized Losses on Available For Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period			(516)	[1]	(3,579)	[1]
Accumulated other comprehensive income (loss), tax effect at beginning of period			181	[1]
Accumulated other comprehensive income (loss) at beginning period	(3,200)	[1]	(335)	[1]
Terminated cash flow hedge			0	[1]
Other comprehensive income (loss) before reclassifications	3,570	[1]	(2,877)	[1]	3,917	[1]
Amounts reclassified from AOCL	(208)	[1]	12	[1]	(854)	[1]
Net current period other comprehensive income (loss)	3,362	[1]	(2,865)	[1]	3,063	[1]
Accumulated other comprehensive income (loss) before tax at end of period					(516)	[1]
Accumulated other comprehensive income (loss) at end of period	162	[1]	(3,200)	[1]	(335)	[1]
Unrealized Losses on Available For Sale Securities [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net gains on securities	329		7		1,193
Net impairment loss recognized in earnings	(9)		(26)		(339)
Total reclassifications before tax	320		(19)		854
Tax expense (benefit)	112		(7)		0
Total reclassifications for the period, net of tax	208		(12)		854
Disproportionate Tax Effects from Securities Available for Sale [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period			(5,617)	[1]	(5,617)	[1]
Accumulated other comprehensive income (loss), tax effect at beginning of period			(181)	[1]
Accumulated other comprehensive income (loss) at beginning period	(5,798)	[1]	(5,798)	[1]
Terminated cash flow hedge			0	[1]
Other comprehensive income (loss) before reclassifications	0	[1]	0	[1]	0	[1]
Amounts reclassified from AOCL	0	[1]	0	[1]	0	[1]
Net current period other comprehensive income (loss)	0	[1]	0	[1]	0	[1]
Accumulated other comprehensive income (loss) before tax at end of period					(5,617)	[1]
Accumulated other comprehensive income (loss) at end of period	(5,798)	[1]	(5,798)	[1]	(5,798)	[1]
Unrealized Losses on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period			(739)	[1]	(1,103)	[1]
Accumulated other comprehensive income (loss), tax effect at beginning of period			258	[1]
Accumulated other comprehensive income (loss) at beginning period	0	[1]	(481)	[1]
Terminated cash flow hedge			370	[1]
Other comprehensive income (loss) before reclassifications	0	[1]	(24)	[1]	(127)	[1]
Amounts reclassified from AOCL	0	[1]	135	[1]	491	[1]
Net current period other comprehensive income (loss)	0	[1]	111	[1]	364	[1]
Accumulated other comprehensive income (loss) before tax at end of period					(739)	[1]
Accumulated other comprehensive income (loss) at end of period	0	[1]	0	[1]	(481)	[1]
Unrealized Losses on Cash Flow Hedges [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense			(208)		(491)
Tax expense (benefit)			(73)		0
Total reclassifications for the period, net of tax			(135)		(491)
Unrealized Losses on Settled Derivatives [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period			0	[1]	(436)	[1]
Accumulated other comprehensive income (loss), tax effect at beginning of period			0	[1]
Accumulated other comprehensive income (loss) at beginning period	(247)	[1]	0	[1]
Terminated cash flow hedge			(370)	[1]
Other comprehensive income (loss) before reclassifications	0	[1]	0	[1]	0	[1]
Amounts reclassified from AOCL	247	[1]	123	[1]	436	[1]
Net current period other comprehensive income (loss)	247	[1]	123	[1]	436	[1]
Accumulated other comprehensive income (loss) before tax at end of period					0	[1]
Accumulated other comprehensive income (loss) at end of period	0	[1]	(247)	[1]	0	[1]
Unrealized Losses on Settled Derivatives [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(380)		(189)		(436)
Tax expense (benefit)	(133)		(66)		0
Total reclassifications for the period, net of tax	(247)		(123)		(436)
Disproportionate Tax Effects from Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period			(1,186)	[1]	(1,186)	[1]
Accumulated other comprehensive income (loss), tax effect at beginning of period			(258)	[1]
Accumulated other comprehensive income (loss) at beginning period	0	[1]	(1,444)	[1]
Terminated cash flow hedge			0	[1]
Other comprehensive income (loss) before reclassifications	0	[1]	0	[1]	0	[1]
Amounts reclassified from AOCL	0	[1]	1,444	[1]	0	[1]
Net current period other comprehensive income (loss)	0	[1]	1,444	[1]	0	[1]
Accumulated other comprehensive income (loss) before tax at end of period					(1,186)	[1]
Accumulated other comprehensive income (loss) at end of period	0	[1]	0	[1]	(1,444)	[1]
Disproportionate Tax Effects from Cash Flow Hedges [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Tax expense (benefit)			$ 1,444

[1]	2014 and 2013 amounts are presented net of tax as we removed substantially all of the valuation allowance on our deferred tax assets during the second quarter of 2013 (see note #13).